EXPENSES BY NATURE (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EXPENSES BY NATURE
Direct production costs	$ 815,455,280	$ 776,824,622	$ 841,498,727
Payroll and employee benefits	287,458,526	288,293,137	296,611,242
Transportation and distribution	163,361,088	153,675,961	181,481,242
Marketing	29,209,904	39,981,813	43,676,871
Depreciation and amortization	99,163,891	97,334,452	100,632,332
Repairs and maintenance	34,253,824	34,511,508	33,732,510
Other expenses	181,249,647	173,168,224	164,164,860
Total	$ 1,610,152,160	$ 1,563,789,717	$ 1,661,797,784